CONCENTRATIONS OF CREDIT RISK (Details) (Investments, USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Government and Government Agencies and Authorities
Concentration Risk
Credit exposure from investment securities, loans and trading assets	$ 190.7	$ 177.9
Japanese government and its agencies
Concentration Risk
Credit exposure from investment securities, loans and trading assets	38.7	33.2
Mexican government and its agencies
Concentration Risk
Credit exposure from investment securities, loans and trading assets	33.6	29.5
State and municipal securities
Concentration Risk
Credit exposure from investment securities, loans and trading assets	$ 35.8	$ 39.5